Other current liabilities	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Other current liabilities
17.
Other current liabilities

Other current liabilities consist of the following:

	As of
	December 31, 2024	December 31, 2023
	(Euros in thousands)
Payroll tax	2,008	3,560
Income tax liability	1,761	4,298
Accrual for vacation	1,579	1,277
Other liabilities	1,457	213
Total	6,805	9,348

Other current liabilities are non-interest-bearing and are due within one year. The carrying amounts of other current liabilities represent fair values due to their short-term nature.